Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)
Current Assets
Cash and cash equivalents	$ 4,402	$ 1,008	$ 583
Restricted cash		281	275
Trade and other receivables	2,810	3,258	7,083
Inventory	9,416	25,616	14,862
Prepaids and deposits	4,178	1,905	927
Current Assets	20,806	32,068	23,730
Long-term Assets
Intangible assets	22,353	1,708	1,194
Property, plant, and equipment	10,834	3,167	3,490
Assets	53,993	36,943	28,414
Current Liabilities
Accounts payable and accrued liabilities	2,915	10,138	6,075
Deferred consideration	4,602
Credit facility		4,523	4,504
Current portion of deferred revenue	3,193	1,492	986
Current portion of provision for warranty cost	1,414	599	1,081
Current debt facilities	7,143	1,989	1,041
Current portion of other long-term liabilities	134	216	643
Current Liabilities	19,401	18,957	14,330
Long-term Liabilities
Other long-term liabilities	92	218	299
Provision for warranty cost	255	201	110
Deferred revenue			848
Liabilities	19,748	19,376	15,587
Shareholders’ Equity
Share capital	58,055	37,175	30,082
Contributed surplus	6,035	2,618	2,017
Accumulated other comprehensive (loss) income	(151)	145	(137)
Deficit	(29,694)	(22,371)	(19,135)
Shareholders’ Equity	34,245	17,567	12,827
Liabilities and shareholders' equity	$ 53,993	$ 36,943	$ 28,414